Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Line Items]
Federal general business credit carryforward	$ 711,000
Federal net operating loss carryforward, expiration year	2031
Federal general business credits, expiration year	2031
Net operating loss carryforward expiration year	2034
Undistributed foreign earnings	0
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	0
Significant increases or decreases in unrecognized tax benefit within the next 12 months	0
Minimum [Member]
Income Tax Disclosure [Line Items]
Amount of benefit being recognized in financial statements upon ultimate settlement, Percentage	50.00%
Canada [Member]
Income Tax Disclosure [Line Items]
Federal net operating loss carryforward	1,100,000
Canada [Member] | Tax Year 2011 [Member]
Income Tax Disclosure [Line Items]
Tax examination, year	2011
Canada [Member] | Tax Year 2012 [Member]
Income Tax Disclosure [Line Items]
Tax examination, year	2012
United States [Member]
Income Tax Disclosure [Line Items]
Federal net operating loss carryforward	28,000,000
Federal net capital loss carryforward	$ 494,000